Business Combination - Schedule of Fair Value of the Total Consideration (Details) - First Towers [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Fair Value of the Total Consideration [Line Items]
Cash (via Promissory Note)	$ 14,133,966	$ 14,133,966
Total Consideration Paid	34,432,687	34,432,687
Cash	281,996	281,996
Trade and other receivables (note 6)	1,163,221	1,163,221
Prepayments	7,420	7,420
Property, plant and equipment, net (note 8)	4,123,220	4,123,220
Right-of-use assets (note 9)	181,206
Goodwill (note 10)	39,572,129	39,572,129
Accounts payable and accrued liabilities	(1,402,638)	(1,402,638)
Due to related parties	(225,900)	(225,900)
Lease liabilities (note 12)	(189,096)	(189,096)
Loans and borrowings (note 13)	(171,247)	(171,247)
Due to/from Akanda	(8,907,624)	(8,907,624)
Net Assets Acquired	34,432,687	34,432,687
Right-of-use assets (note 11)		181,206
Class A Special Shares [Member]
Schedule of Fair Value of the Total Consideration [Line Items]
Special shares of total consideration	597,836	597,836
Class B Special Shares [Member]
Schedule of Fair Value of the Total Consideration [Line Items]
Special shares of total consideration	$ 19,700,885	$ 19,700,885